Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) In Thousands, unless otherwise specified	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS	Dec. 31, 2014 Long Forward Contracts USD ($)	Dec. 31, 2013 Long Forward Contracts USD ($)	Dec. 31, 2014 Short Forward Contracts USD ($)	Dec. 31, 2013 Short Forward Contracts USD ($)	Dec. 31, 2014 Euro Long Forward Contracts USD ($)	Dec. 31, 2013 Euro Long Forward Contracts USD ($)	Dec. 31, 2014 Euro Short Forward Contracts USD ($)	Dec. 31, 2013 Euro Short Forward Contracts USD ($)	Dec. 31, 2014 GBP Long Forward Contracts USD ($)	Dec. 31, 2013 GBP Long Forward Contracts USD ($)	Dec. 31, 2014 GBP Short Forward Contracts USD ($)	Dec. 31, 2013 GBP Short Forward Contracts USD ($)	Dec. 31, 2014 NIS Long Forward Contracts USD ($)	Dec. 31, 2013 NIS Long Forward Contracts USD ($)	Dec. 31, 2014 NIS Short Forward Contracts USD ($)	Dec. 31, 2013 NIS Short Forward Contracts USD ($)	Dec. 31, 2014 Other Currency Long Forward Contracts USD ($)	Dec. 31, 2013 Other Currency Long Forward Contracts USD ($)	Dec. 31, 2014 Other Currency Short Forward Contracts USD ($)	Dec. 31, 2013 Other Currency Short Forward Contracts USD ($)
Derivative [Line Items]
Derivative, Notional Amount	$ 287,000	1,100,000	$ 710,258	$ 134,995	$ 203,523	$ 166,678	$ 53,154	$ 60,076	$ 157,077	$ 142,451	$ 7,398	$ 22,432	$ 23,614	$ 19,545	$ 629,912	$ 20,400	$ 0	$ 0	$ 19,794	$ 32,087	$ 22,832	$ 4,682